SCHEDULE OF DESCRIPTION OF SUBSIDIARIES INCORPORATED AND CONTROLLED BY THE COMPANY (Details)	6 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 SGD ($) shares	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2025 JPY (¥) shares	Jun. 30, 2025 AUD ($) shares	Jun. 30, 2025 KRW (₩) shares	Jun. 30, 2025 GBP (£) shares	Dec. 31, 2024 shares
Common stock, shares outstanding	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500	89,687,500
Homes to Life International Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	20,001	20,001	20,001	20,001	20,001	20,001	20,001
Stock issued during period, value, new issues	$ 20,000	$ 1
Homes to Life Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000	38,800,000
Stock issued during period, value, new issues | $		$ 38,800,000
HTL Far East Pte. Ltd. [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock issued during period, value, new issues | $	$ 10,000
HTL Marketing Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock issued during period, value, new issues | $	$ 10,000
New Century Furniture Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	1,010,000	1,010,000	1,010,000	1,010,000	1,010,000	1,010,000	1,010,000
Stock issued during period, value, new issues | $	$ 1,010,000
HTL France SAS Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	298,960	298,960	298,960	298,960	298,960	298,960	298,960
Stock issued during period, value, new issues | €			€ 298,960
HTL ANZ Pty Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock issued during period, value, new issues | $					$ 10,000
HTL Korea Co Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	291,080	291,080	291,080	291,080	291,080	291,080	291,080
Stock issued during period, value, new issues | ₩						₩ 1,455,400,000
Hwa Tat Lee Japan Co Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	10,000	10,000	10,000	10,000	10,000	10,000	10,000
Stock issued during period, value, new issues | ¥				¥ 90,000,000
Terasoh Co Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	160,000	160,000	160,000	160,000	160,000	160,000	160,000
Stock issued during period, value, new issues | ¥				¥ 67,000,000
HTL Taiwan Holding Pte Ltd [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	1	1	1	1	1	1	1
Stock issued during period, value, new issues | $		$ 1
HTL UK Limited [Member]
Subsidiary, ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common stock, shares outstanding	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000	3,050,000
Stock issued during period, value, new issues | £							£ 3,050,000